SHARE CAPITAL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Weighted average remaining life of stock options outstanding	2 years 9 months 21 days	2 years 11 months 26 days
Share based compensation	$ 280,677	$ 541,164	$ 703,612
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Stock option vest term	10 years
Top of range [member] | Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options	25.00%
Issued Share Captial [Member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option		1,645,000
Proceeds from exercise of options		$ 86,600	42,500
Fair value of options reclassified from reserves to share capital		$ 32,079	$ 78,887
Issued share captial 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option			400,000
Issued share captial 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares, authorized to grant options to acquire common shares	19,970,000